Financial Assets at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2019
Financial Assets at Amortized Cost
Schedule of financial assets at amortized cost

	December 31,	December 31,
	2018	2019
	(in thousands)
Time deposit with original maturities more than three months	$11,229	11,049